CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
CONSOLIDATED SEGMENT DATA

20. CONSOLIDATED SEGMENT DATA

Segment information is consistent with how the Chief Operating Decision Maker, i.e., the Directors of the Company, review the businesses, make investing and resource allocation decisions and assess operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company ceased the operation of cryptocurrency mining business by December 2022, and the operations of cryptocurrency mining business have been presented as “discontinued operations” in the Company’s consolidated financial statements. Please refer to Note 10.

The Company reports financial and operating information in the following three segments:

(1)	Cloud-based Technology (CBT) segment — It includes the Company’s cloud-based products, high-end data storage servers and related services sold to private sectors including new media, healthcare, education and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. The Company includes the revenue and cost of revenue of high-end data storage servers in the CBT segment. Advertising services is included in the CBT segment, after the Company consummated the acquisition of TNM. Advertisements are delivered to the ads display terminals and vehicular ads display terminals through the Company’s cloud-based new media sharing platform. Incorporation of advertising services complements the Company’s out-of-home advertising business strategy.

(2)	Blockchain Technology (BT) segment — The BT segment is the Company’s newly formed business sector. Cryptocurrency mining is the first initiative implemented in the BT segment. However, due to the decreased output and the highly volatile cryptocurrency market, the Company had ceased the operation of the BT segment by December 2022.

(3)	Traditional Information Technology (TIT) segment — The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services. As a result of the business transformation, the TIT segment is gradually being phased out in 2021.

Selected information by segment is presented in the following tables for the year ended December 31, 2022, 2021, and 2020.

	2022	2021	2020
Revenues(1)
TIT Segment	$235,128	$636,743	$377,499
CBT Segment	23,998,335	18,753,836	10,685,276
	$24,233,463	$19,390,579	$11,062,775

(1)	Revenues by operating segments exclude intercompany transactions.

	2022	2021	2020
(Loss) income from operations
TIT Segment	$(617,180)	$570,220	$(166,727)
CBT Segment	(181,454)	(7,668,616)	(15,268,750)
Corporate and others(2)	(2,367,003)	(3,042,360)	(1,931,252)
(Loss) from operations	(3,165,637)	(10,140,756)	(17,366,729)
Corporate other income (loss), net	3,201,613	(692,687)	(22,580)
Corporate interest income	7,956	4,631	4,798
Corporate interest expense	(556,434)	(928,352)	(1,018,013)
(Loss) before income taxes	(512,502)	(11,757,164)	(18,402,524)

Income tax (expense) benefit	(69,869)	(5,321)	71,316
Net (loss) from continuing operations	(582,371)	(11,762,485)	(18,331,208)
Net (loss) income from discontinued operations	(6,499,276)	1,837,626	-
Net (loss)	(7,081,647)	(9,924,859)	(18,331,208)

Less: Loss (income) attributable to the non-controlling interest	-	-	636,433
Net (loss) attributable to the Company	$(7,081,647)	$(9,924,859)	$(17,694,775)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the year ended December 31, 2022, 2021, and 2020 are as follows:

	2022	2021	2020
Non-cash employee compensation:
Corporate and others	-	2,950,070	298,091
	$-	$2,950,070	$298,091

Depreciation and amortization by segment for the year ended December 31, 2022, 2021, and 2020 are as follows:

	2022	2021	2020
Depreciation and amortization:
TIT Segment	$44,678	$13,173	$19,783
CBT Segment	3,499,253	2,219,247	3,459,861
	$3,543,931	$2,232,420	$3,479,644

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	2022	2021	2020
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(43,741)	$(658,035)	$36,895
CBT Segment	689,234	6,192,425	13,484,287
Corporate and others	-	7,327	-
	$645,493	$5,541,717	$13,521,182

	2022	2021	2020
Inventory obsolescence provision:
TIT Segment	$-	$-	$10,943
CBT Segment	63,716	(82,255)	(5,318)
	$63,716	$(82,255)	$5,625

Total assets by segment as at December 31, 2022 and 2021 are as follows:

	2022	2021
Total assets
TIT Segment	$254,579	$6,462,162
CBT Segment	27,200,882	28,406,636
Assets from discontinued operations	1,326,265	11,851,842
Corporate and others	427,089	434,851
	$29,208,815	$47,155,491

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS